STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended			11 Months Ended	12 Months Ended
	Aug. 30, 2022	Aug. 11, 2022	Aug. 09, 2022	Jul. 12, 2021	Jan. 27, 2021	Mar. 31, 2023	Jun. 30, 2021	May 31, 2023	May 31, 2022	May 31, 2021	Feb. 28, 2023	Feb. 28, 2023	Feb. 23, 2023	Feb. 28, 2022	Feb. 23, 2022	Mar. 19, 2023	Mar. 18, 2023	Oct. 28, 2022	Jul. 08, 2022	Jul. 07, 2022	Aug. 24, 2021	Apr. 14, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensaction													$ 499,500		$ 1,979,500
Preferred stock, shares authorized								15,545,650			15,545,650	15,545,650		15,545,650
Preferred stock, shares outstanding								0			0	0		0
Preferred stock, shares issued								0			0	0		0
Number of shares issued								$ 1,318,909	$ 1,645,222			$ 7,771,169		$ 12,521,932
Notes payable current								$ 16,220,989			$ 9,918,389	$ 9,918,389
Warrant issued			47,000,000
Shares granted												94,000,000		1,008,324,212
Common stock shares authorized								7,225,000,000			7,225,000,000	7,225,000,000		7,225,000,000
Stock issued during period, value, issued for services														$ 3,244,740
Accrued interest											$ 28,104	$ 28,104		28,104
Stock Issued During Period, Value, Conversion of Convertible Securities														898,705
Gain on settlement of debt					$ 360,125
Stock based compensation								$ 115,721	161,500			$ 740,050		$ 2,158,050
Exercise of warrant												108,378,210		411,000,000
Warrant converted amount														$ 438,835
Interest rate, percentage											22.00%	22.00%
Class of warrant outstanding	2,960,500
Debt discount
Fair value of warrant			$ 393,949
Options Held [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensaction											4,275,000
Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant converted amount	$ 3,000,000
Interest rate, percentage	15.00%
Debt discount	$ 39,500
Incentive Compensation Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensaction												$ 499,500		479,500
Twenty Twenty One Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of plan		the Company amended the 2021 Plan increasing the maximum number of shares applicable to the 2021 Plan from 5,000,000 to 100,000,000.
Description of plan																						100,000,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock redeemed during period, value														$ 1,500,000
Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares												0
Preferred stock, par value								$ 0.001			$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized								4,350,000			4,350,000	4,350,000		4,350,000
Preferred stock, shares outstanding								3,350,000			3,350,000	3,350,000		3,350,000
Stock redeemed or called during period, shares												1,000,000
Preferred stock, shares issued								3,350,000			3,350,000	3,350,000		3,350,000
Series G Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares												0
Share based compensaction														$ 1,979,500
Preferred stock, par value								$ 0.001			$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized								100,000			100,000	100,000		100,000
Preferred stock, shares outstanding								0			0	0		0
Preferred stock, shares issued								0			0	0		0
Stock redeemed during period, value												$ 1,500,000
Shares granted												1,500
Series G Preferred Stock [Member] | Incentive Compensation Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensaction														$ 479,500
Series G Preferred Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares												1,500
Stock redeemed or called during period, shares														1,500
Number of shares issued												$ 1,500,000
Stock based compensation														$ 1,500,000
Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares												116,104.232		78
Preferred stock, par value								$ 1.00			$ 1.00	$ 1.00		$ 1.00
Preferred stock, shares authorized								4,350			4,350	4,350		4,350
Preferred stock, shares outstanding								2,533			2,533	2,533		2,532
Stock issued during period, shares, conversion												1		316,345,998
Preferred stock, shares issued								2,533			2,533	2,533		2,532
Long term debt term				5 years
Preferred stock convertible shares				184							83	83
Number of shares issued												$ 7,546,775
Notes payable current				$ 4,000,160
Long term debt interest rate				7.00%
Debt maturity date				Jul. 12, 2026
Warrant issued																					329
Series F Preferred Stock [Member] | Lender [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued											366	366
Unissued Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares												46
Stock redeemed or called during period, shares												19
Number of shares issued												$ 99,086
Stock redeemed during period, value												74,984
Stockholders equity other												500,000
Preferred stock dividend												425,016
Loan facility																		$ 4,000,000
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensaction									0	$ 0		240,550		$ 1,678,550
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensaction												$ 0		$ 0
Exercise of warrant			108,378,210
Stock issued at exercise of warrant			45,306,557
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant issued														170,000,000
Exercise price of warrants			$ 0.01											$ 0.064
Fair value of warrant														$ 2,035,033
Warreant term														3 years
Warrant 2 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant issued														300,000,000
Exercise price of warrants			$ 0.008											$ 0.135
Fair value of warrant														$ 4,749,005
Warreant term														3 years
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant issued														250,000,000
Exercise price of warrants														$ 0.037
Fair value of warrant														$ 1,284,783
Warreant term														3 years
Share-Based Payment Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensaction											$ 122,050		$ 69,350
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Relative fair value								$ 947,447
Number of shares issued, shares	955,000,000											108,378,210
Share based compensaction									$ 0	$ 0
Warrant issued											45,306,557	45,306,557
Warrant [Member] | Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, conversion												40
Preferred stock, shares issued											367	367
Long term debt term											5 years	5 years
Exercise price											$ 1.00	$ 1.00
Fair value of warrant												$ 33,015,214
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares							116,104,232	280,929,190	133,881,576			1,057,841,576		645,168,473
Proceeds from issuance of common stock			$ 619,250					$ 1,400,094				$ 821,027		$ 13,108,624
Net proceeds from issuance of common stock								1,318,809				7,771,169		12,521,932
Payments of stock issuance costs						$ 30,000,000		81,285				$ 447,858		$ 586,692
Stock redeemed or called during period, shares												17,116,894
Stock issued during period, shares, conversion														31,042,436
Number of shares issued							$ 6,455,396	2,809	$ 1,339			$ 10,579		$ 6,452
Common stock shares authorized																			6,000,000,000	5,000,000,000
Stock issued during period, value, issued for services												$ 118,500
Convertible debt														825,000
Accrued interest														71,955
Fees amount														$ 1,750
Number of shares converted														31,042,436
Stock Issued During Period, Value, Conversion of Convertible Securities							7,546,775
Net book value							6,894,099
Gain on settlement of debt							$ 438,703
Shares corresponding adjustment to paid in capital														395,022,447
Debt discount			$ 75,000
Exercise price of warrants			$ 0.01
Stock Issued During Period, Shares, Acquisitions														411,000,000
Common Stock [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrant														411,000,000
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares authorized																7,225,000,000	6,000,000,000
Common Stock [Member] | Lender [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock redeemed or called during period, shares												10,000,000
Common Stock [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares														2,100,000
Stock based compensation														$ 109,200
Common Stock [Member] | Investor [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares												17,500,000
Common Stock [Member] | Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, conversion												316,345,908
Preferred stock convertible shares											78	78
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares												20,000,000
Preferred stock, par value											$ 0.001	$ 0.001
Preferred Stock [Member] | Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											4,350,000	4,350,000
Preferred stock, shares outstanding											3,350,000	3,350,000
Number of shares issued
Stock issued during period, value, issued for services
Preferred Stock [Member] | Series F Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value											$ 1.00	$ 1.00
Preferred stock, shares authorized											4,350	4,350
Preferred stock, shares outstanding											2,533	2,533
Preferred Stock [Member] | Series G Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value											$ 1,000	$ 1,000
Preferred stock, shares authorized											100,000	100,000
Preferred stock, shares outstanding											0	0
Number of shares issued
Stock issued during period, value, issued for services
Preferred Stock [Member] | Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued											38	38
Number of shares issued
Stock issued during period, value, issued for services														$ 40